Loans And Allowance For Credit Losses (Credit Quality Indicators Of Loans By Class) (Detail) (JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2012		Mar. 31, 2012
Financing Receivable, Recorded Investment [Line Items]
UNBC's FDIC covered loans acquired with deteriorated credit quality and small business loans which are not individually rated	¥ 96,428		¥ 160,209
Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	71,447,929	[1]	71,795,989	[1]
Commercial [Member] | Domestic [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	51,520,605	[1]	51,743,079	[1]
Commercial [Member] | Domestic [Member] | Manufacturing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	11,293,656	[1]	11,439,637	[1]
Commercial [Member] | Domestic [Member] | Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	1,076,739	[1]	1,154,942	[1]
Commercial [Member] | Domestic [Member] | Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	10,295,582	[1]	10,443,605	[1]
Commercial [Member] | Domestic [Member] | Services [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	3,125,465	[1]	3,223,825	[1]
Commercial [Member] | Domestic [Member] | Wholesale And Retail [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	8,113,156	[1]	8,460,361	[1]
Commercial [Member] | Domestic [Member] | Banks And Other Financial Institutions [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	3,620,342	[1]	3,506,584	[1]
Commercial [Member] | Domestic [Member] | Communication And Information Services [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	1,344,090	[1]	1,283,976	[1]
Commercial [Member] | Domestic [Member] | Other Industries [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	10,878,354	[1]	10,385,279	[1]
Commercial [Member] | Domestic [Member] | Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	1,773,221	[1]	1,844,870	[1]
Commercial [Member] | Foreign-excluding UNBC [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	19,816,369	[1]	19,944,276	[1]
Commercial [Member] | Loans Acquired With Deteriorated Credit Quality [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	110,955	[1]	108,634	[1]
Residential [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	15,366,364	[1]	15,586,918	[1]
Loans, Accrual	15,228,916		15,461,203
Loans, Nonaccrual	137,448		125,715
Card [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	706,583	[1]	757,873	[1]
Loans, Accrual	604,748		642,578
Loans, Nonaccrual	101,835		115,295
UNBC [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	4,252,919	[1],[2]	4,041,703	[1],[3]
UNBC [Member] | Risk Ratings Based On The Number Of Delinquencies [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, Accrual	1,901,933		1,784,444
Loans, Nonaccrual	26,727		24,022
UNBC [Member] | Risk Ratings Based On Internal Credit Ratings [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, Pass	2,209,815		2,083,976
Loans, Criticized	114,444		149,261
Normal [Member] | Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	64,957,800		65,421,648
Normal [Member] | Commercial [Member] | Domestic [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	46,324,781		46,609,922
Normal [Member] | Commercial [Member] | Domestic [Member] | Manufacturing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	9,794,373		10,139,970
Normal [Member] | Commercial [Member] | Domestic [Member] | Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	839,445		901,366
Normal [Member] | Commercial [Member] | Domestic [Member] | Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	9,234,931		9,366,628
Normal [Member] | Commercial [Member] | Domestic [Member] | Services [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	2,656,194		2,713,378
Normal [Member] | Commercial [Member] | Domestic [Member] | Wholesale And Retail [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	7,101,539		7,434,212
Normal [Member] | Commercial [Member] | Domestic [Member] | Banks And Other Financial Institutions [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	3,218,531		3,065,589
Normal [Member] | Commercial [Member] | Domestic [Member] | Communication And Information Services [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	1,203,626		1,137,182
Normal [Member] | Commercial [Member] | Domestic [Member] | Other Industries [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	10,672,147		10,185,274
Normal [Member] | Commercial [Member] | Domestic [Member] | Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	1,603,995		1,666,323
Normal [Member] | Commercial [Member] | Foreign-excluding UNBC [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	18,599,015		18,779,012
Normal [Member] | Commercial [Member] | Loans Acquired With Deteriorated Credit Quality [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	34,004		32,714
Close Watch [Member] | Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	5,509,020		5,478,733
Close Watch [Member] | Commercial [Member] | Domestic [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	4,309,283		4,324,321
Close Watch [Member] | Commercial [Member] | Domestic [Member] | Manufacturing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	1,274,557		1,100,059
Close Watch [Member] | Commercial [Member] | Domestic [Member] | Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	197,382		213,648
Close Watch [Member] | Commercial [Member] | Domestic [Member] | Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	921,251		972,220
Close Watch [Member] | Commercial [Member] | Domestic [Member] | Services [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	383,635		425,694
Close Watch [Member] | Commercial [Member] | Domestic [Member] | Wholesale And Retail [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	757,160		788,769
Close Watch [Member] | Commercial [Member] | Domestic [Member] | Banks And Other Financial Institutions [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	394,572		433,192
Close Watch [Member] | Commercial [Member] | Domestic [Member] | Communication And Information Services [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	107,851		113,561
Close Watch [Member] | Commercial [Member] | Domestic [Member] | Other Industries [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	158,728		152,041
Close Watch [Member] | Commercial [Member] | Domestic [Member] | Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	114,147		125,137
Close Watch [Member] | Commercial [Member] | Foreign-excluding UNBC [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	1,142,494		1,099,549
Close Watch [Member] | Commercial [Member] | Loans Acquired With Deteriorated Credit Quality [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	57,243		54,863
Likely To Become Bankrupt Or Legally / Virtually Bankrupt [Member] | Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	981,109		895,608
Likely To Become Bankrupt Or Legally / Virtually Bankrupt [Member] | Commercial [Member] | Domestic [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	886,541		808,836
Likely To Become Bankrupt Or Legally / Virtually Bankrupt [Member] | Commercial [Member] | Domestic [Member] | Manufacturing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	224,726		199,608
Likely To Become Bankrupt Or Legally / Virtually Bankrupt [Member] | Commercial [Member] | Domestic [Member] | Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	39,912		39,928
Likely To Become Bankrupt Or Legally / Virtually Bankrupt [Member] | Commercial [Member] | Domestic [Member] | Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	139,400		104,757
Likely To Become Bankrupt Or Legally / Virtually Bankrupt [Member] | Commercial [Member] | Domestic [Member] | Services [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	85,636		84,753
Likely To Become Bankrupt Or Legally / Virtually Bankrupt [Member] | Commercial [Member] | Domestic [Member] | Wholesale And Retail [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	254,457		237,380
Likely To Become Bankrupt Or Legally / Virtually Bankrupt [Member] | Commercial [Member] | Domestic [Member] | Banks And Other Financial Institutions [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	7,239		7,803
Likely To Become Bankrupt Or Legally / Virtually Bankrupt [Member] | Commercial [Member] | Domestic [Member] | Communication And Information Services [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	32,613		33,233
Likely To Become Bankrupt Or Legally / Virtually Bankrupt [Member] | Commercial [Member] | Domestic [Member] | Other Industries [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	47,479		47,964
Likely To Become Bankrupt Or Legally / Virtually Bankrupt [Member] | Commercial [Member] | Domestic [Member] | Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	55,079		53,410
Likely To Become Bankrupt Or Legally / Virtually Bankrupt [Member] | Commercial [Member] | Foreign-excluding UNBC [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	74,860		65,715
Likely To Become Bankrupt Or Legally / Virtually Bankrupt [Member] | Commercial [Member] | Loans Acquired With Deteriorated Credit Quality [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	¥ 19,708		¥ 21,057

[1]	Total loans in the above table do not include loans held for sale.
[2]	Total loans of UNBC do not include FDIC covered loans and small business loans which are not individually rated totaling ¥96,428 million. The MUFG Group will be reimbursed for a substantial portion of any future losses on FDIC covered loans under the terms of the FDIC loss share agreements.
[3]	Total loans of UNBC do not include Federal Deposit Insurance Corporation ("FDIC") covered loans and small business loans which are not individually rated totaling ¥160,209 million. The MUFG Group will be reimbursed for a substantial portion of any future losses on FDIC covered loans under the terms of the FDIC loss share agreements.